Segments - Non current assets by country (Details) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) Countries	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of geographical areas [line items]
Non-current assets	[1]	$ 77,797	$ 74,809	$ 71,043
Minimum [member]
Disclosure of geographical areas [line items]
Number of countries with operating units | Countries		30
Norway [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 34,952	34,588	31,484
Percentage of entity's revenue		75.00%
United States [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 19,409	19,267	18,223
Percentage of entity's revenue		18.00%
Brazil [member]
Disclosure of geographical areas [line items]
Non-current assets		$ 7,861	4,584	5,308
UK [member]
Disclosure of geographical areas [line items]
Non-current assets		4,588	4,222	3,108
Angola [member]
Disclosure of geographical areas [line items]
Non-current assets		1,874	2,888	3,884
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets		1,546	1,715	1,494
Azerbaijan [member]
Disclosure of geographical areas [line items]
Non-current assets		1,452	1,472	1,326
Algeria [member]
Disclosure of geographical areas [line items]
Non-current assets		986	1,114	1,344
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets		$ 5,128	$ 4,958	$ 4,873

[1]	Ex cluding deferred tax assets, pension assets and non-current financial assets.